Other liabilities (Detail 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of other liabilities [Line Items]
Current trade payables	$ 58,841	$ 41,788
Current dividend payables	0	1,302
Lease liabilities (current)	4,333	3,721
Other Sundry Current Liabilities	573	9
Other current liabilities	63,747	46,820
Asset backed payable	68,374	0
Lease liabilities (non-current)	19,483	18,717
Other Sundry Non-Current Liabilities	268	70
Other non-current liabilities	$ 88,125	$ 18,787